Long-Term Employee Benefits (Cash Flow) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Foreign Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions			$ 16
Estimated future employer contributions in current fiscal year			18
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2016	$ 42		42
2017	45		45
2018	44		44
2019	47		47
2020	47		47
2021 - 2025	250		$ 250
Foreign Pension Plan [Member] | Parent Issuer
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 8	$ 38		$ 35	$ 34
Other Long-Term Employee Benefit Plans [Member] | Parent Issuer
Defined Benefit Plan Disclosure [Line Items]
Employer contributions				$ 66	$ 58